Commitments and Contingencies, textual1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Credit facility June 2014 to finance part of the purchase prices of Hull 1148 and Hull 1686
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 32,000
Line Of Credit Facility Repayment Period	7 years
Line of Credit Facility, Frequency of Payment and Payment Terms	in 14 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment
Line Of Credit Facility Duration First Required Payment	commencing six months after drawdown
Credit facility June 2014 to finance part of the purchase prices of Hull 1148 and Hull 1686 | Term loan tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	16,000
Credit facility June 2014 to finance part of the purchase prices of Hull 1148 and Hull 1686 | Reducing revolving tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	16,000
Credit facility June 2014 to finance part of the purchase prices of Hull 828, Hull 835 and Hull 1718
Line of Credit Facility [Line Items]
Line Of Credit Facility Repayment Period	5 years
Line of Credit Facility, Frequency of Payment and Payment Terms	in 10 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment
Line Of Credit Facility Duration First Required Payment	commencing six months after drawdown
Credit facility June 2014 to finance part of the purchase prices of Hull 828, Hull 835 and Hull 1718 | Reducing revolving tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	60,000
Credit facility July 2014 to finance part of the purchase prices of Hull 1685, Hull 1146, Hull 1551 and Hull 1552
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	80,000
Line Of Credit Facility Repayment Period	5 years
Line of Credit Facility, Frequency of Payment and Payment Terms	in 10 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment
Line Of Credit Facility Duration First Required Payment	commencing six months after drawdown
Credit facility July 2014 to finance part of the purchase prices of Hull 1685, Hull 1146, Hull 1551 and Hull 1552 | Term loan tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	40,000
Credit facility July 2014 to finance part of the purchase prices of Hull 1685, Hull 1146, Hull 1551 and Hull 1552 | Reducing revolving tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	40,000
Term loan November 2014 to finance part of the purchase price of Hull 1689
Line of Credit Facility [Line Items]
Line Of Credit Facility Repayment Period	7 years
Line of Credit Facility, Frequency of Payment and Payment Terms	in 14 semi-annual consecutive installments commencing six months after drawdown and a balloon payment payable with the final installment
Line Of Credit Facility Duration First Required Payment	commencing six months after drawdown
Term loan November 2014 to finance part of the purchase price of Hull 1689 | Term loan tranche
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 16,000